Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	698,729,462	(194,434,379)	504,295,083

Additions	129,996,020	—	129,996,020
Depreciation for the year	—	(26,076,687)	(26,076,687)

Balance, December 31, 2024	828,725,482	(220,511,066)	608,214,416

Additions	15,586,855	—	15,586,855

Impairment loss	(23,576,347)	23,087,947	(488,400)

Vessel total loss	(59,974,904)	2,807,728	57,167,176

Disposals	(34,795,758)	10,261,378	(24,534,380)

Transfer to Assets held for sale	(24,945,022)	—	(24,945,022)

Depreciation for the year	—	(25,252,476)	(25,252,476)

Balance, December 31, 2025	701,020,306	(209,606,489)	491,413,817